Commitments and contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Compensation Related Costs [Abstract]
Commitments and contingencies

9.       Commitments and Contingencies

a)	Contingencies

The Company has had three judgments against it relating to overdue promissory notes and accrued interest and a fourth creditor has demanded repayment of an overdue promissory note and accrued interest. To date, the Company has not repaid any of these amounts and could be subject to further action. The legal liability, totaling $1,207,768 (December 31, 2019 - $1,188,968), of these promissory notes and related accrued interest have been fully recognized and recorded by the Company. The Company has accrued interest of $232,472 (December 31, 2019 - $220,472) related to one of these promissory notes.

b)	Commitments

i)	The Company has a consulting arrangement with Sidney Chan, Chief Executive Officer and Chairman of the Board of Directors of the Company. Under the terms of the contract, Mr. Chan will be paid $240,000 per annum for services as Chief Executive Officer. The contract can be terminated at any time with thirty days’ notice and the payment of two years’ annual salary. Should the contract be terminated, all debts owed to Mr. Chan and his spouse must be immediately repaid. The initial term of the contract is for one year and automatically renews for continuous one-year terms. Also, under the terms of the contract are the following:

(1)	Incentive revenue bonus

Mr. Chan will be entitled to a 1% net sales commission from the sales of any of the Company’s products at any time during his life, regardless if Mr. Chan is still under contract with the Company.

(2)	Sale of business

If more than 50% of the Company’s stock or assets are sold, Mr. Chan will be compensated for entering into non-compete agreements based on the selling price of the Company or its assets as follows:

-	2% of sales price up to $24,999,999 plus;
-	3% of sales price between $25,000,000 and $49,999,999 plus;
-	4% of sales price between $50,000,000 and $199,999,999 plus; and
-	5% of sales price in excess of $200,000,000.

ii)	On June 13, 2018, Mr. Sidney Chan, Chief Executive Officer and Chairman of the Board of Directors of the Company accepted a proposal from the Board of Directors of the Company to purchase the $5,000,000 convertible debenture financing (the “Financing”). The Note will be convertible for a period of 5 years, will bear interest at a rate of 8% per annum and will be repayable in four equal semi-annual instalments starting 42 months after its issuance until maturity. The Note will be transferable or saleable by the Chairman or other holder thereof, in whole or in part, at any time without notice to the Company.

On September 20, 2018, the parties agreed to increase the proposed Financing from $5,000,000 to $7,000,000. On October 25, 2018, the parties agreed to increase the proposed Financing from $7,000,000 to $8,500,000 (the “Amended Financing”). The Amended Financing will continue to be convertible into shares of common stock of the Company at $0.05 per share. On December 11, 2019, the parties agreed to increase the proposed Financing from $8,500,000 to $10,300,000. The Company has reserved up to 500,000,000 shares of common stock with respect to the possible exercise of the Note.

The Company and the Chairman are continuing discussions on a definitive agreement to implement the Note with the customary terms, conditions and representations of a commercial lending agreement. The closing of the Amended Financing and sale of the Note will not occur until such time that is 30 days subsequent to the confirmation of the Company’s first commercial sale of its diabetes management software program, which has not yet occurred.

8.       Commitments and contingencies

a)       Contingencies

The Company has had three judgments against it relating to overdue promissory notes and accrued interest, and a fourth creditor has demanded repayment of an overdue promissory note and accrued interest. To date, the Company has not repaid any of these promissory notes and related accrued interest and could be subject to further action. The legal liability, totaling $1,188,968, of these promissory notes and related accrued interest have been fully recognized and recorded by the Company. The Company has accrued additional interest of $220,472 related to one of these promissory notes.

b)      Commitments

The Company has a consulting arrangement with Mr. Sidney Chan, Chief Executive Officer and Chairman of the Board of Directors of the Company. Under the terms of the contract, Mr. Chan will be paid $180,000 per annum for services as Chief Executive Officer. The contract can be terminated at any time with thirty days’ notice and the payment of two years’ annual salary. Should the contract be terminated, all debts owed to Mr. Chan and his spouse must be immediately repaid. The initial term of the contract is for one year and automatically renews for continuous one-year terms. Also, under the terms of the contract are the following:

i.	Incentive revenue bonus

Mr. Chan will be entitled to a 1% net sales commission from the sales of any of the Company’s products at any time during his life, regardless if Mr. Chan is still under contract with the Company.

ii.	Sale of business

If more than 50% of the Company’s stock or assets are sold, Mr. Chan will be compensated for entering into non-compete agreements based on the selling price of the Company or its assets as follows:

·         2% of sales price up to $24,999,999 plus

·         3% of sales price between $25,000,000 and $49,999,999 plus

·         4% of sales price between $50,000,000 and $199,999,999 plus

·         5% of sales price in excess of $200,000,000.

8.       Commitments and contingencies

a)       Contingencies

The Company has had three judgments against it relating to overdue promissory notes and accrued interest and a fourth creditor has demanded repayment of an overdue promissory note and accrued interest. To date, the Company has not repaid any of these promissory notes and related accrued interest and could be subject to further action. The legal liability, totaling $1,113,768, of these promissory notes and related accrued interest have been fully recognized and recorded by the Company. The Company has accrued additional interest of $172,470 related to one of these promissory notes.

b)      Commitments

The Company has a consulting arrangement with Mr. Sidney Chan, Chief Executive Officer and Chairman of the Board of Directors of the Company. Under the terms of the contract, Mr. Chan will be paid $180,000 per annum for services as Chief Executive Officer. The contract can be terminated at any time with thirty days’ notice and the payment of two years annual salary. Should the contract be terminated, all debts owed to Mr. Chan and his spouse must be immediately repaid. The initial term of the contract is for one year and automatically renews for continuous one-year terms. Also, under the terms of the contract are the following:

i.	Incentive revenue bonus

Mr. Chan will be entitled to a 1% net sales commission from the sales of any of the Company’s products at any time during his life, regardless if Mr. Chan is still under contract with the Company.

ii.	Sale of business

If more than 50% of the Company’s stock or assets are sold, Mr. Chan will be compensated for entering into non-compete agreements based on the selling price of the Company or its assets as follows:

-	2% of sales price up to $24,999,999 plus

-	3% of sales price between $25,000,000 and $49,999,999 plus

-	4% of sales price between $50,000,000 and $199,999,999 plus

-	5% of sales price in excess of $200,000,000.